Risk and Capital Management - Summary of Exposure Weighted by Credit Risk Amount and Ratio Required and Current (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Common Equity Tier I, Required	R$ 36,813	R$ 34,052
Additional Tier I Capital, Required	0	0
Tier I (Common Equity Tier I + Additional Tier I Capital), Required	49,084	45,402
Tier II, Required	0	0
Referential Equity (Tier I + Tier II), Required	70,559	69,995
Common Equity Tier I	123,358	122,396
Additional Tier I Capital	7,796	57
Tier I (Common Equity Tier I + Additional Tier I Capital)	131,154	122,453
Tier II	15,874	19,799
Referential Equity (Tier I + Tier II)	R$ 147,028	R$ 142,252
Common Equity Tier I	4.50%	4.50%
Tier I (Common Equity Tier I + Additional Tier I Capital)	6.00%	6.00%
Referential Equity (Tier I + Tier II)	8.625%	9.25%
Amount Required for Additional Common Equity Tier I (ACP)	R$ 19,429	R$ 11,351
Additional Common Equity Tier I (ACP)	2.375%	1.50%
Required ratio [Member]
Disclosure of credit risk exposure [line items]
Common Equity Tier I	4.50%	4.50%
Additional Tier I Capital	0.00%	0.00%
Tier I (Common Equity Tier I + Additional Tier I Capital)	6.00%	6.00%
Tier II	0.00%	0.00%
Referential Equity (Tier I + Tier II)	8.625%	9.25%
Current ratio [Member]
Disclosure of credit risk exposure [line items]
Common Equity Tier I	15.10%	16.20%
Additional Tier I Capital	0.00%	0.00%
Tier I (Common Equity Tier I + Additional Tier I Capital)	16.00%	16.20%
Tier II	0.00%	0.00%
Referential Equity (Tier I + Tier II)	18.00%	18.80%